Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories	Inventories consisted of the following:

	December 31,
	2010	2011
Raw materials	$34,356	$40,742
Work-in-progress	25,686	30,478
Finished goods	19,143	23,470

	$79,185	$94,690